Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth information concerning the compensation paid to our Chief Executive Officer and to our Chief Operating Officer and Chief Financial Officer (who is our only other NEO) compared to Company performance for the years ended December 31, 2022. We have not presented information for years prior to 2022 because we did not pay our executive officers in any year prior to 2022.

Year	Summary Compensation Table Total Pay for CEO (1)(2)	CAP to CEO (3)	Average Summary Compensation Table Total Pay for Other NEOs (1)(2)	Average CAP to Other NEOs (3)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income (Loss) (5)	Distributable Earnings (6)
					TSR (4)	Peer Group TSR (4)
2022	$1,164,379	$1,128,652	$846,820	$820,837	$85.93	$71.69	$14,215	$116,076

(1)
Our CEO during 2022 is Richard J. Byrne. References to “Other NEOs” in this section refer to Jerome S. Baglien, our Chief Operating Officer, Chief Financial Officer and Treasurer, who is our only other NEO.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 30. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
Compensation actually paid (“CAP”) is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Stock Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The following tables reflect the adjustments made to SCT total compensation to compute CAP for our CEO and average CAP for our other NEOs.

CEO

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Dividends on Unvested Awards	Equals CAP
2022	$1,164,379	$1,164,379	$1,042,176	$86,476	$1,128,652

Other NEOs (Average)

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Dividends on Unvested Awards	Equals CAP
2022	$846,820	$846,820	$757,945	$62,892	$820,837

(4)
Reflects the cumulative TSR of the Company and the Bloomberg REIT Mortgage Index from October 19, 2021 (the date our Common Stock began trading on the NYSE) to December 31, 2022, assuming a $100 investment at the closing price on October 19, 2021 and the reinvestment of all dividends.

(5)	Amounts in thousands.
(6)	Please refer to our Form 10-K for the year ended December 31, 2022 for a discussion of Distributable Earnings and a description of how it is calculated.

Company Selected Measure Name	Distributable Earnings
Named Executive Officers, Footnote [Text Block]	“Other NEOs” in this section refer to Jerome S. Baglien, our Chief Operating Officer, Chief Financial Officer and Treasurer, who is our only other NEO.
Peer Group Issuers, Footnote [Text Block]	Reflects the cumulative TSR of the Company and the Bloomberg REIT Mortgage Index from October 19, 2021 (the date our Common Stock began trading on the NYSE) to December 31, 2022, assuming a $100 investment at the closing price on October 19, 2021 and the reinvestment of all dividends.
PEO Total Compensation Amount	$ 1,164,379
PEO Actually Paid Compensation Amount	$ 1,128,652
Adjustment To PEO Compensation, Footnote [Text Block]
CEO

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Dividends on Unvested Awards	Equals CAP
2022	$1,164,379	$1,164,379	$1,042,176	$86,476	$1,128,652

Non-PEO NEO Average Total Compensation Amount	$ 846,820
Non-PEO NEO Average Compensation Actually Paid Amount	$ 820,837
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Other NEOs (Average)

	SCT Total Comp	Minus SCT Equity Awards	Plus Value of New Unvested Awards	Plus Dividends on Unvested Awards	Equals CAP
2022	$846,820	$846,820	$757,945	$62,892	$820,837

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship of SEC CAP to Performance
As discussed in the “Compensation Discussion and Analysis” section above, when issuing equity-based awards, the Compensation Committee considers numerous factors including Company financial and operational performance and peer compensation practices. Thus the Company’s absolute and relative TSR, GAAP net income and Distributable Earnings are generally considered in determining annual grants. Restricted stock unit grants are subject to three-year time vesting. During the period the awards are unvested, the value of the awards will change based on changes in our st ock
price and grantees will benefit from dividend equivalents paid on such awards. The value of unvested awards are not directly impacted by changes in our GAAP net income or Distributable Earnings.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship of SEC CAP to Performance
As discussed in the “Compensation Discussion and Analysis” section above, when issuing equity-based awards, the Compensation Committee considers numerous factors including Company financial and operational performance and peer compensation practices. Thus the Company’s absolute and relative TSR, GAAP net income and Distributable Earnings are generally considered in determining annual grants. Restricted stock unit grants are subject to three-year time vesting. During the period the awards are unvested, the value of the awards will change based on changes in our st ock
price and grantees will benefit from dividend equivalents paid on such awards. The value of unvested awards are not directly impacted by changes in our GAAP net income or Distributable Earnings.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship of SEC CAP to Performance
As discussed in the “Compensation Discussion and Analysis” section above, when issuing equity-based awards, the Compensation Committee considers numerous factors including Company financial and operational performance and peer compensation practices. Thus the Company’s absolute and relative TSR, GAAP net income and Distributable Earnings are generally considered in determining annual grants. Restricted stock unit grants are subject to three-year time vesting. During the period the awards are unvested, the value of the awards will change based on changes in our st ock
price and grantees will benefit from dividend equivalents paid on such awards. The value of unvested awards are not directly impacted by changes in our GAAP net income or Distributable Earnings.

Tabular List [Table Text Block]
Financial Performance Measures
The most important financial performance measures used by the Company in setting pay-for-performance
compensation for the most recently completed fiscal year are described in the table below. The manner in which these measures, together with certain non-financial
performance measures, determine the amounts of incentive compensation paid to our NEOs is described above in the “Compensation Discussion and Analysis” section.

Significant Financial Performance Measures
Distributable Earnings
Stockholder economic returns (defined as changes in GAAP book value per share plus dividends paid)
Relative TSR
Company TSR

Total Shareholder Return Amount	$ 85.93
Peer Group Total Shareholder Return Amount	71.69
Net Income (Loss)	$ 14,215,000
Company Selected Measure Amount	116,076,000
PEO Name	Richard J. Byrne
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Distributable Earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stockholder economic returns (defined as changes in GAAP book value per share plus dividends paid)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Company TSR
PEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,164,379
PEO [Member] | Value Of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,042,176
PEO [Member] | Dividends On Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,476
Non-PEO NEO [Member] | Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	846,820
Non-PEO NEO [Member] | Value Of New Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	757,945
Non-PEO NEO [Member] | Dividends On Unvested Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 62,892